Supplemental information on oil and gas producing activities (unaudited) - Results of operations for oil and gas exploration and production activities (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net revenues
Sales		$ 66,258,193	$ 71,223,307	$ 50,631,272
Transfers		15,256,723	19,797,158	12,617,680
Total		81,514,916	91,020,465	63,248,952
Production costs	[1]	20,544,682	22,152,495	12,554,338
Depreciation, depletion, and amortization	[2]	8,531,483	7,138,902	6,623,891
Other production costs	[3]	22,751,720	20,741,550	21,156,904
Exploration costs	[4]	2,088,922	1,512,385	960,247
Other expenses	[5]	7,508,085	5,399,726	3,090,128
Total		61,424,892	56,945,058	44,385,508
Income before income tax expense		20,090,024	34,075,407	18,863,444
Income tax expense		(9,250,450)	(13,026,271)	(5,652,743)
Results of operations for exploration and production activities		$ 10,839,574	$ 21,049,136	$ 13,210,701

[1]	Production costs are lifting costs incurred to operate and maintain productive wells and related equipment and facilities including costs such as operating labor, materials, supplies, and fuel consumed in operations and the costs of operating natural gas liquids plants. In addition, they include expenses related to the asset retirement obligations that were recognized during 2023, 2022 and 2021 of $477,511, $333,683, and $292,329, respectively.
[2]	In accordance with IAS 37, the expense related to asset retirement obligations that were recognized during 2023, 2022 and 2021 in depreciation, depletion, and amortization, were $438,675, $768,466, and $887,725, respectively.
[3]	Includes transportation costs and naphtha that are not part of the Ecopetrol Business Group’s lifting cost.
[4]	Exploration expenses include the costs of geological and geophysical activities, as well as the non–productive exploratory wells.
[5]	Corresponds to administration, marketing expenses, and impairment.